Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Instruments

Note 20. Financial Instruments

Fair Value of Financial Instruments

The Company’s financial assets and liabilities that are measured at fair value are based on level 2 applying the income approach method, which estimates the fair value based on expected cash flows discounted to net present value. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
	Level 1	Level 2	Level 1	Level 2
Derivative financial instrument (current asset)	22	211	374	1,543
Derivative financial instrument (non-current asset)	—	10,137	—	14,729
Derivative financial instrument (current liability)	26	3,921	—	264
Derivative financial instrument (non-current liability)	—	1,769	—	6,403

20.1 Total debt

The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2017 and 2016, which is considered to be level 1 in the fair value hierarchy.

	2017		2016
Carrying value	Ps.	131,348	Ps.	139,248
Fair value		136,147		140,284

20.2 Interest rate swaps

The Company uses interest rate swaps to offset the interest rate risk associated with its borrowings, pursuant to which it pays amounts based on a fixed rate and receives amounts based on a floating rate. These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. The fair value is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash flow currency, and expresses the net result in the reporting currency. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedged amount is recorded in the consolidated income statements.

At December 31, 2017, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount	Fair Value Liability December 31, 2017	Fair Value Asset December 31, 2017
2019	4,089	(35)	—
2020	3,669	(17)	—
2021	3,709	(103)	—
2022	875	(34)	—
2023	13,328	(77)	984

At December 31, 2016, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2016		Fair Value Asset December 31, 2016
2017	Ps.	1,250	Ps.	—	Ps.	10
2019		77		(4)		—
2021		727		(87)		—
2022		929		(35)		—
2023		13,261		(73)		1,028

The net effect of expired contracts treated as hedges are recognized as interest expense within the consolidated income statements.

20.3 Forward agreements to purchase foreign currency

The Company has entered into forward agreements to reduce its exposure to the risk of exchange rate fluctuations between the Mexican peso and other currencies. Foreign exchange forward contracts measured at fair value are designated hedging instruments in cash flow hedges of forecast inflows in Euros and forecast purchases of raw materials in U.S. dollars. These forecast transactions are highly probable.

These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. The price agreed in the instrument is compared to the current price of the market forward currency and is discounted to present value of the rate curve of the relevant currency. Changes in the fair value of these forwards are recorded as part of cumulative other comprehensive income, net of taxes. Net gain/loss on expired contracts is recognized as part of cost of goods sold when the raw material is included in sale transaction, and as a part of foreign exchange when the inflow in Euros are received.

At December 31, 2017, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2017		Fair Value Asset December 31, 2017
2018	Ps.	7,739	Ps.	(20)	Ps.	172

At December 31, 2016, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2016		Fair Value Asset December 31, 2016
2017	Ps.	8,265	Ps.	(247)	Ps.	364

20.4 Options to purchase foreign currency

The Company has executed call option and collar strategies to reduce its exposure to the risk of exchange rate fluctuations. A call option is an instrument that limits the loss in case of foreign currency depreciation. A collar is a strategy that combines call and put options, limiting the exposure to the risk of exchange rate fluctuations in a similar way as a forward agreement.

These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these options, corresponding to the intrinsic value, are initially recorded as part of “cumulative other comprehensive income”. Changes in the fair value, corresponding to the extrinsic value, are recorded in the consolidated income statements under the caption “market value gain/ (loss) on financial instruments,” as part of the consolidated net income. Net gain/(loss) on expired contracts including the net premium paid, is recognized as part of cost of goods sold when the hedged item is recorded in the consolidated income statements.

At December 31, 2017, the Company paid a net premium of Ps. 7 millions for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2017		Fair Value Asset December 31, 2017
2018	Ps.	266	Ps.	(5)	Ps.	17

20.5 Cross-currency swaps

The Company has contracted for a number of cross-currency swaps to reduce its exposure to risks of exchange rate and interest rate fluctuations associated with its borrowings denominated in U.S. dollars and other foreign currencies. Cross-Currency swaps contracts are designated as hedging instruments through which the Company changes the debt profile to its functional currency to reduce exchange exposure.

These instruments are recognized in the consolidated statement of financial position at their estimated fair value which is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash foreign currency, and expresses the net result in the reporting currency. These contracts are designated as financial instruments at fair value through profit or loss. The fair values changes related to those cross currency swaps are recorded under the caption “market value gain (loss) on financial instruments,” net of changes related to the long-term liability, within the consolidated income statements.

The Company has cross-currency contracts designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedge amount is recorded in the consolidated income statement.

At December 31, 2017, the Company had the following outstanding cross currency swap agreements:

Maturity Date	Notional Amount	Fair Value Liability 2017	Fair Value Asset December 31, 2017
2018	24,760	(3,878)	—
2019	6,263	(205)	—
2020	18,428	(927)	567
2021	4,853	(12)	24
2023	14,446	—	8,336
2026	888	(192)	—
2027	6,907	—	51

At December 31, 2016, the Company had the following outstanding cross currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability 2016		Fair Value Asset December 31, 2016
2017	Ps.	2,707	Ps.	(10)	Ps.	1,165
2018		39,262		(4,837)		3,688
2019		7,022		(265)		—
2020		19,474		(842)		798
2021		5,076		(128)		28
2023		12,670		—		9,057
2026		925		(131)		—
2027		5,476		—		125

20.6 Commodity price contracts

The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw material. The fair value is estimated based on the market valuations to terminate the contracts at the end of the period. These instruments are designated as Cash Flow Hedges and the changes in the fair value are recorded as part of “cumulative other comprehensive income.”

The fair value of expired commodity price contract was recorded in cost of goods sold where the hedged item was recorded also in cost of goods sold.

At December 31, 2017, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31, 2017
2018	Ps.	992	Ps.	(7)
2019		150		3

At December 31, 2016, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31, 2016
2017	Ps.	572	Ps.	370

At December 31, 2016, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2016
2017	Ps.	74	Ps.	5

20.7 Option embedded in the Promissory Note to fund the Vonpar’s acquisition

As disclosed in Note 4.1.2, on December 6, 2016, as part of the purchase price paid for the Coca-Cola FEMSA’s acquisition of Vonpar, Spal issued and delivered a three-year promissory note to the sellers, for a total amount of 1,090 million Brazilian reais (approximately Ps. 6,503 and Ps. 7,022 million as of December 31, 2017 and 2016, respectively). The promissory note bears interest at an annual rate of 0.375%, and is denominated and payable in Brazilian reais. The promissory note is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar. The holders of the promissory note have an option, that may be exercised prior to the scheduled maturity of the promissory note, to capitalize the Mexican peso amount equivalent to the amount payable under the promissory note into a recently incorporated Mexican company which would then be merged into the Coca-Cola FEMSA in exchange for Series L shares at a strike price of Ps. 178.5 per share. Such capitalization and issuance of new Series L shares is subject to Coca-Cola FEMSA having a sufficient number of Series L shares available for issuance.

Coca-Cola FEMSA uses Black & Scholes valuation technique to measure the call option at fair value. The call option had an estimated fair value of Ps. 343 million at inception of the option and Ps. 242 million and 368 million as of December 31, 2017 and 2016, respectively. The option is recorded as part of the Promissory Note disclosed in Note 18.

Coca-Cola FEMSA estimates that the call option is “out of the money” as of December 31, 2017 and 2016 by approximately 30.4% and 35.9% or U.S. $82 million and U.S. $93 million with respect to the strike price.

20.8 Net effects of expired contracts that met hedging criteria

Type of Derivatives	Impact in Consolidated Income Statement	2017	2016	2015
Cross currency swap (1)	Interest expense	2,102	—	2,595
Cross currency swap (1)	Foreign exchange	—	—	(10,911)
Forward agreements to purchase foreign currency	Foreign exchange	1(40)	160	(180)
Commodity price contracts	Cost of goods sold	(6)	(241)	619
Options to purchase foreign currency	Cost of goods sold	—	—	(21)
Forward agreements to purchase foreign currency	Cost of goods sold	689	(45)	(523)

(1)	This amount corresponds to the settlement of cross currency swaps portfolio in Brazil presented as part of the other financial activities.

20.9 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2017		2016		2015
Interest rate swaps	Market value	Ps.	—	Ps.	—	Ps.	—
Cross currency swaps	gain (loss) on		—		—		(20)
Others	financial instruments		—		—		56

20.10 Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2017		2016		2015
Cross-currency swaps	Market value gain on financial instruments	Ps.	(438)	Ps.	—	Ps.	204

20.11 Market risk

Market risk is the risk that the fair value of future cash flow of a financial instrument will fluctuate because of changes in market prices. Market prices include currency risk and commodity price risk.

The Company’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates and commodity prices. The Company enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk, and commodity prices risk including:

•	Forward Agreements to Purchase Foreign Currency in order to reduce its exposure to the risk of exchange rate fluctuations.

•	Cross-Currency Swaps in order to reduce its exposure to the risk of exchange rate fluctuations.

•	Commodity price contracts in order to reduce its exposure to the risk of fluctuation in the costs of certain raw materials.

The Company tracks the fair value (mark to market) of its derivative financial instruments and its possible changes using scenario analyses.

The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period of time, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

Foreign Currency Risk	Change in Exchange Rate	Effect on Equity
2017
FEMSA (1)	+13% MXN/EUR	Ps.	(141)
	+8% CLP/USD		2
	-13% MXN/EUR		141
	-8% CLP/USD		(2)
Coca-Cola FEMSA	+12% MXN/USD		626
	+9% COP/USD		73
	+14% BRL/USD		234
	+10% ARS/USD		29
	-12% MXN/USD		(625)
	-9% COP/USD		(73)
	-14% BRL/USD		(234)
	-10% ARS/USD		(29)
2016
FEMSA (1)	-17% MXN/EUR	Ps.	293
	+17% MXN/EUR		(293)
	+11% CLP/USD		12
	-11% CLP/USD		(12)
Coca-Cola FEMSA	-18% BRL/USD		(203)
	+18% BRL/USD		203
	-17% MXN/USD		(916)
	+17% MXN/USD		916
	-18% COP/USD		(255)
	+18% COP/USD		255
2015
FEMSA (1)	-14% MXN/EUR		319
	+14% MXN/EUR	Ps.	(319)
	+10% CLP/USD		9
	-10% CLP/USD		(9)
	-11% MXN/USD		197
Coca-Cola FEMSA	+11% MXN/USD		(197)
	+21% BRL/USD		(387)
	+17% COP/USD		(113)
	-36% ARS/USD		231
	+36% ARS/USD		(231)
	-21% BRL/USD		387
	-17% COP/USD		113
	+17% COP/USD		(113)

(1)	Does not include Coca-Cola FEMSA.

Cross Currency Swaps (1) (2)	Change in Exchange Rate	Effect on Equity		Effect on Profit or Loss
2017
FEMSA (3)	+8% CLP/USD		—		373
	-8% CLP/USD		—		(373)
	+12% MXN/USD		—		3,651
	-12% MXN/USD	Ps.	—	Ps.	(3,651)
	+9% COP/USD		—		304
	-9% COP/USD		—		(304)
	+14% MXN/BRL		—		23
	-14% MXN/BRL		—		(23)
Coca-Cola FEMSA	+12% MXN/USD		3,540		—
	+14% BRL/USD		7,483		—
	-12% MXN/USD		(3,540)		—
	-14% BRL/USD		(7,483)		—
2016
	-11% CLP/USD		—		(549)
	+11% CLP/USD		—		549
	-17% MXN/USD		—		(3,836)
FEMSA (3)	+17% MXN/USD	Ps.	—	Ps.	3,836
	-18% COP/USD		—		(448)
	+18% COP/USD		—		448
Coca-Cola FEMSA	+17% MXN/USD		3,687		1,790
	+18% BRL/USD		9,559		—
	-17% MXN/USD		(3,687)		(1,790)
	-18% BRL/USD		(9,559)		—
2015
FEMSA (3)	-11% MXN/USD	Ps.	—	Ps.	(2,043)
	+11% MXN/USD		—		2,043
Coca-Cola FEMSA	-11% MXN/USD		—		(938)
	+11% MXN/USD		—		938
	-21% BRL/USD		(4,517)		(1,086)
	+21% BRL/USD		4,517		1,086

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(3)	Does not include Coca-Cola FEMSA.

Net Cash in Foreign Currency (1)	Change in Exchange Rate	Effect on Profit or Loss
2017
FEMSA (2)	+13% EUR/ +12% USD	Ps.	8,077
	-13% EUR/ -12% USD		(8,077)
Coca-Cola FEMSA	+12% USD		(553)
	-12% USD		553
2016
FEMSA (2)	+17% EUR/ +17% USD	Ps.	3,176
	-17% EUR/ -17% USD		(3,176)
Coca-Cola FEMSA	+17% USD		(105)
	-17% USD		105
2015
FEMSA (2)	+14% EUR/ +11%USD	Ps.	504
	-14% EUR/ -11%USD		(504)
Coca-Cola FEMSA	+11%USD		(1,112)
	-11%USD		1,112

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Commodity Price Contracts (1)	Change in U.S.$ Rate	Effect on Equity
2017
Coca-Cola FEMSA	Sugar - 30%	Ps.	(32)
2016
Coca-Cola FEMSA	Sugar - 33%	Ps.	(310)
	Aluminum - 16%		(13)
2015
Coca-Cola FEMSA	Sugar - 31%	Ps.	(406)
	Aluminum - 18%		(58)

(1)	Effects on commodity price contracts are only in Coca-Cola FEMSA.

20.12 Interest rate risk

Interest rate risk is the risk that the fair value or future cash flow of a financial instrument will fluctuate because of changes in market interest rates.

The Company is exposed to interest rate risk because it and its subsidiaries borrow funds at both fixed and variable interest rates. The risk is managed by the Company by maintaining an appropriate mix between fixed and variable rate borrowings, and by the use of the different derivative financial instruments. Hedging activities are evaluated regularly to align with interest rate views and defined risk appetite, ensuring the most cost-effective hedging strategies are applied.

The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

Interest Rate Swap (1)	Change in Bps.		Effect on Equity
2017
FEMSA(2)	(100 Bps.	)	Ps. (452)
Coca-Cola FEMSA	(100 Bps.	)	(234)
2016
FEMSA(2)	(100 Bps.	)	Ps. (550)
2015
FEMSA(2)	(100 Bps.	)	Ps. (542)

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2017		2016		2015
Change in interest rate	+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(251)	Ps.	(354)	Ps.	(192)

20.13 Liquidity risk

Each of the Company’s sub-holding companies generally finances its operational and capital requirements on an independent basis. As of December 31, 2017 and 2016, 64.3% and 64.5%, respectively of the Company’s outstanding consolidated total indebtedness was at the level of its sub-holding companies. This structure is attributable, in part, to the inclusion of third parties in the capital structure of Coca-Cola FEMSA. Currently, the Company’s management expects to continue financing its operations and capital requirements when it is considering domestic funding at the level of its sub-holding companies, otherwise; it is generally more convenient that its foreign operations would be financed directly through the Company because of better market conditions obtained by itself. Nonetheless, sub-holdings companies may decide to incur indebtedness in the future to finance their own operations and capital requirements of the Company’s subsidiaries or significant acquisitions, investments or capital expenditures. As a holding company, the Company depends on dividends and other distributions from its subsidiaries to service the Company’s indebtedness.

The Company’s principal source of liquidity has generally been cash generated from its operations. The Company has traditionally been able to rely on cash generated from operations because a significant majority of the sales of Coca-Cola FEMSA and FEMSA Comercio are on a cash or short-term credit basis, and FEMSA Comercio’s OXXO stores are able to finance a significant portion of their initial and ongoing inventories with supplier credit. The Company’s principal use of cash has generally been for capital expenditure programs, acquisitions, debt repayment and dividend payments.

Ultimate responsibility for liquidity risk management rests with the Company’s board of directors, which has established an appropriate liquidity risk management framework for the management of the Company’s short-, medium- and long-term funding and liquidity requirements. The Company manages liquidity risk by maintaining adequate cash reserves and continuously monitoring forecast and actual cash flows, and with a low concentration of maturities per year.

The Company has access to credit from national and international banking institutions in order to meet treasury needs; besides, the Company has the highest rating for Mexican companies (AAA) given by independent rating agencies, allowing the Company to evaluate capital markets in case it needs resources.

As part of the Company’s financing policy, management expects to continue financing its liquidity needs with cash from operations. Nonetheless, as a result of regulations in certain countries in which the Company operates, it may not be beneficial or, as in the case of exchange controls in Venezuela, practicable to remit cash generated in local operations to fund cash requirements in other countries. Exchange controls like those in Venezuela may also increase the real price of remitting cash from operations to fund debt requirements in other countries. In the event that cash from operations in these countries is not sufficient to fund future working capital requirements and capital expenditures, management may decide, or be required, to fund cash requirements in these countries through local borrowings rather than remitting funds from another country. In addition, the Company’s liquidity in Venezuela could be affected by changes in the rules applicable to exchange rates as well as other regulations, such as exchange controls. In the future the Company management may finance its working capital and capital expenditure needs with short-term or other borrowings.

The Company’s management continuously evaluates opportunities to pursue acquisitions or engage in joint ventures or other transactions. We would expect to finance any significant future transactions with a combination of cash from operations, long-term indebtedness and capital stock.

The Company’s sub-holding companies generally incur short-term indebtedness in the event that they are temporarily unable to finance operations or meet any capital requirements with cash from operations. A significant decline in the business of any of the Company’s sub-holding companies may affect the sub-holding company’s ability to fund its capital requirements. A significant and prolonged deterioration in the economies in which we operate or in the Company’s businesses may affect the Company’s ability to obtain short-term and long-term credit or to refinance existing indebtedness on terms satisfactory to the Company’s management.

The Company presents the maturity dates associated with its long-term financial liabilities as of December 31, 2017, see Note 18. The Company generally makes payments associated with its long-term financial liabilities with cash generated from its operations.

The following table reflects all contractually fixed pay-offs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows from derivative financial liabilities that are in place as of December 31, 2017. Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2017.

	2018		2019		2020		2021		2022		2023 and thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	9,961	Ps.	7,828	Ps.	10,939	Ps.	3,574	Ps.	2,532	Ps.	97,602
Loans from banks		4,915		1,239		1,480		4,917		766		414
Obligations under finance leases		49		39		33		16		—		—
Derivative financial liabilities		(3,452)		26		654		190		236		(4,831)

The Company generally makes payments associated with its non-current financial liabilities with cash generated from its operations.

20.14 Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company only transacts with entities that are rated the equivalent of investment grade and above. This information is supplied by independent rating agencies where available and, if not available, the Company uses other publicly available financial information and its own trading records to rate its major customers. The Company’s exposure and the credit ratings of its counterparties are continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the risk management committee.

The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in cash. The Company’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2017 and 2016 is the carrying amounts (see Note 7).

The Company manages the credit risk related to its derivative portfolio by only entering into transactions with reputable and credit-worthy counterparties as well as by maintaining in some cases a Credit Support Annex (CSA) that establishes margin requirements, which could change upon changes to the credit ratings given to the Company by independent rating agencies. As of December 31, 2017, the Company concluded that the maximum exposure to credit risk related with derivative financial instruments is not significant given the high credit rating of its counterparties.